Document and Entity Information	Sep. 30, 2026
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001437107
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Sep. 30, 2026
Entity Registrant Name	Warner Bros. Discovery, Inc.
Entity File Number	001-34177
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	35-2333914
Entity Address, Address Line One	230 Park Avenue South
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	212
Local Phone Number	548-5555
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Series A Common Stock
Trading Symbol	WBD
Security Exchange Name	NASDAQ
Senior Notes Due 20304.302 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.302% Senior Notes due 2030
Trading Symbol	WBDI30, WBDI30A
Security Exchange Name	NASDAQ
Senior Notes Due 20304.693 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.693% Senior Notes due 2033
Trading Symbol	WBDI33, WBDI33A
Security Exchange Name	NASDAQ